Investment Objectives and Goals	Nov. 28, 2025
Obra Opportunistic Structured Products ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Obra Opportunistic Structured Products ETF (the “Fund”) seeks income and capital preservation.
Obra High Grade Structured Products ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Obra High Grade Structured Products ETF (the “Fund”) seeks income and capital preservation.
Obra Defensive High Yield ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Obra Defensive High Yield ETF (the “Fund”) seeks to provide current income with an emphasis on principal preservation.